Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,822,000.00
Previously Paid Amount	0.00
Total Fee Amount	278.95
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 278.95
Narrative - Max Aggregate Offering Price	$ 1,822,000.00
Final Prospectus	true